Note 11 - Options (Details Narrative) - USD ($)	12 Months Ended
	Nov. 30, 2019	Nov. 30, 2018	Nov. 30, 2017
Share-based Payment Arrangement [Abstract]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross	1,887,000	0	49,600
Allocated Share-based Compensation Expense (in Dollars)	$ 264,568	$ 927,686	$ 1,749,999
Proceeds from Stock Options Exercised (in Dollars)	$ 0	$ 0	$ 1,742
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercises in Period	0	0	200
Stock Option Sharebased Compensation Forfeiture Rate	4.00%	4.00%	4.00%